Consolidated Statements of Cash Flows	12 Months Ended
	Jul. 01, 2016 USD ($)	Jul. 03, 2015 USD ($)	Jun. 27, 2014 USD ($)
Cash flows from operating activities
Net income (loss)	$ 242,000,000	$ 1,465,000,000	$ 1,617,000,000
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,154,000,000	1,114,000,000	1,244,000,000
Stock-based compensation	191,000,000	162,000,000	156,000,000
Deferred income taxes	(149,000,000)	28,000,000	(13,000,000)
Gain from insurance recovery	0	(37,000,000)	(65,000,000)
Loss on disposal of assets	22,000,000	17,000,000	40,000,000
Amortization of debt discount and issuance costs	36,000,000	0	0
Loss on settlement of convertible debt	58,000,000	0	0
Non-cash portion of employee termination, asset impairment and other charges	41,000,000	86,000,000	62,000,000
Other non-cash operating activities, net	11,000,000	0	9,000,000
Changes in:
Accounts receivable, net	466,000,000	458,000,000	(175,000,000)
Inventories	306,000,000	(143,000,000)	0
Accounts payable	(299,000,000)	(148,000,000)	(32,000,000)
Accounts payable to related parties	(115,000,000)	0	0
Accrued arbitration award	0	(758,000,000)	52,000,000
Accrued expenses	102,000,000	35,000,000	(56,000,000)
Accrued compensation	(94,000,000)	(134,000,000)	7,000,000
Other assets and liabilities, net	11,000,000	97,000,000	(30,000,000)
Net cash provided by operating activities	1,983,000,000	2,242,000,000	2,816,000,000
Cash flows from investing activities
Purchases of property, plant and equipment	(584,000,000)	(612,000,000)	(628,000,000)
Acquisitions, net of cash acquired	(9,835,000,000)	(257,000,000)	(823,000,000)
Purchases of investments	(632,000,000)	(857,000,000)	(561,000,000)
Proceeds from sales and maturities of investments	1,609,000,000	768,000,000	72,000,000
Notes receivable issuances to Flash Ventures	(106,000,000)	0	0
Notes receivable proceeds from Flash Ventures	16,000,000	0	0
Strategic investments and other, net	(76,000,000)	5,000,000	4,000,000
Net cash used in investing activities	(9,608,000,000)	(953,000,000)	(1,936,000,000)
Cash flows from financing activities
Issuance of stock under employee stock plans	117,000,000	212,000,000	187,000,000
Taxes paid on vested stock awards under employee stock plans	(50,000,000)	(64,000,000)	(32,000,000)
Excess tax benefits from employee stock plans	7,000,000	19,000,000	60,000,000
Proceeds from acquired call option	409,000,000	0	0
Settlement of convertible debt	(2,611,000,000)	0	0
Repurchases of common stock	(60,000,000)	(970,000,000)	(816,000,000)
Proceeds from revolving credit facility	125,000,000	0	0
Repayment of revolving credit facility	(380,000,000)	0	0
Dividends paid to shareholders	(464,000,000)	(396,000,000)	(259,000,000)
Repayment of debt	(2,313,000,000)	(125,000,000)	(2,517,000,000)
Proceeds from debt	17,108,000,000	255,000,000	2,992,000,000
Debt issuance costs	(524,000,000)	0	0
Payment upon settlement of acquired warrants	(613,000,000)	0	0
Net cash provided by (used in) financing activities	10,751,000,000	(1,069,000,000)	(385,000,000)
Effect of exchange rate changes on cash	1,000,000	0	0
Cash and Cash Equivalents, Period Increase (Decrease)	3,127,000,000	220,000,000	495,000,000
Cash and Cash Equivalents, at Carrying Value	8,151,000,000	5,024,000,000	4,804,000,000
Supplemental disclosure of cash flow information:
Cash paid for income taxes	26,000,000	47,000,000	141,000,000
Cash paid for interest	113,000,000	45,000,000	46,000,000
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued and equity awards assumed in connection with acquisition	1,822,000,000	0	0
Shares issued in conjunction with settlement of convertible notes	94,000,000	0	0
Shares received in conjunction with assumed call options	(70,000,000)	0	0
Accrual of cash dividend declared	$ 142,000,000	$ 116,000,000	$ 94,000,000